Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Other operating income, net	R$ 10,291	R$ 20,352
Other operating expenses	(3,205)	(5,718)
Other operating income (expenses), net	R$ 7,086	R$ 14,634